INCOME TAXES - Deferred Tax Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net loss	$ (1,952,296)	$ (1,248,900)	$ (6,850,725)	$ (4,156,334)
Deferred tax asset attributable to:
Flow-through losses allocated to LLC members prior to merger			$ 2,627,675
Non-deductible debt discount expense
Non-deductible portion of meals and entertainment			$ 5,441
Non-deductible portion of stock compensation			$ 470,647
Non-deductible penalties
Net operating loss carryover			$ (3,746,962)
Estimated effective tax rate			34.00%
Net deferred tax asset			$ 1,273,967
Federal income tax benefit attributable to:
Current operations			1,273,967
Less: valuation allowance			$ (1,273,967)
Income tax expense